Label	Element	Value
Ariel Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel Focus Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel Focus Fund’s fundamental objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses you may pay if you buy, hold and sell shares of Ariel Focus Fund (the “Fund”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a $10,000 investment in the Fund. It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same, and you redeem your shares at the end of each time period, except that the example reflects contractual fee waivers and expense reimbursements for each share class through January 31, 2025. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies of any size in order to provide investors access to superior opportunities in companies of all market capitalizations.
The Fund’s strategy is rooted in the contrarian investment philosophy of Ariel Investments, LLC, which depends on four interrelated tenets: Active Patience®, Independent Thinking, Focused Expertise, and Bold Teamwork.
Active Patience. We generally seek to own differentiated companies with certain characteristics, such as strong cash flows, low debt, quality products or services, significant barriers to entry, predictable fundamentals that allow for the potential for double-digit earnings growth (at time of initial purchase), and low reinvestment requirements. We take a long-term view, and look past short-term price volatility, seeking to hold investments for a relatively long period of time—generally three to five years. However, the holding period may vary for any particular stock. Our long-term approach enables the Fund’s investment team to research a company and wait as long as necessary for a stock to reach a price we view as undervalued relative to our internally generated estimate of its intrinsic worth (“private market value”).
Independent Thinking. We make opportunistic purchases when we see value in companies that are temporarily out of favor, misunderstood or ignored—trading at a low valuation relative to potential earnings and/or at a discount to the team’s estimate of intrinsic worth. We perform our own original proprietary research that often leads us to buy when others are selling and to sell when others are buying. The primary reasons a stock will be sold are: (i) if its valuation reaches our determination of its private market value, (ii) if a better opportunity for investment presents itself, or (iii) if there are material adverse changes to a company’s fundamentals.
Focused Expertise. We seek to invest within our circle of competence, allowing us to build expertise and accumulate deep knowledge in specific sectors, to isolate key issues of importance, and to have strong convictions in the stocks purchased and held. This often results in the Fund investing in fewer sectors than its respective benchmark. The Fund is a non‑diversified fund, which means it can hold as few as 12 securities in its portfolio. However, the Fund generally will hold between 20‑30 securities. We also integrate environmental, social, and governance considerations across our investment process as part of the broader review of material risks and opportunities for a given investment. The Fund does not invest in companies whose primary source of revenue is derived from the production or sale of tobacco products, the manufacture of firearms, or the operation of for‑profit prisons. Our investment team believes these industries may be more likely to face shrinking growth prospects, litigation costs and legal liability that cannot be quantified.
Bold Teamwork. No one person is sufficient to our shareholders’ success. Different approaches and opinions allow our domestic research team to constantly learn, improve and aspire to exceed expectations. Our investment professionals seek to leverage their contacts and knowledge, while also striving to work collaboratively with a shared commitment to excellence.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk [Text Block]	rr_RiskTextBlock
•	As a non‑diversified fund that holds relatively few stocks, the Fund may be subject to greater volatility than a more diversified investment. A fluctuation in one stock could significantly affect overall performance. The Fund is also concentrated in fewer sectors than its benchmarks, and its performance may suffer if these sectors underperform the overall stock market.
•	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.
•	Small-and mid‑capitalization (“small/mid cap”) stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Small/mid cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks.

•	Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the Russell 1000® Value Index, which reflects the market in which the Fund invests, and the S&P 500® Index, a broad measure of market performance. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the Russell 1000® Value Index, which reflects the market in which the Fund invests, and the S&P 500® Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total return for the year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2Q 20	+23.54%
Worst Quarter:	1Q 20	-32.90%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on your tax situation and are not relevant if Fund shares are held in tax‑deferred arrangements, such as Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for the Investor Class only. After‑tax returns for the Institutional Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your tax situation and are not relevant if Fund shares are held in tax‑deferred arrangements, such as Individual Retirement Accounts. After‑tax returns are shown for the Investor Class only. After‑tax returns for the Institutional Class will vary.

Ariel Focus Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Ariel Focus Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%
1-Year	rr_ExpenseExampleYear01	$ 102
3-Year	rr_ExpenseExampleYear03	353
5-Year	rr_ExpenseExampleYear05	623
10-Year	rr_ExpenseExampleYear10	$ 1,395
2014	rr_AnnualReturn2014	9.91%
2015	rr_AnnualReturn2015	(15.39%)
2016	rr_AnnualReturn2016	21.11%
2017	rr_AnnualReturn2017	14.96%
2018	rr_AnnualReturn2018	(13.28%)
2019	rr_AnnualReturn2019	25.62%
2020	rr_AnnualReturn2020	6.90%
2021	rr_AnnualReturn2021	21.15%
2022	rr_AnnualReturn2022	(9.23%)
2023	rr_AnnualReturn2023	6.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.90%)
1-Year	rr_AverageAnnualReturnYear01	6.97%
5-Year	rr_AverageAnnualReturnYear05	9.57%
10-Year	rr_AverageAnnualReturnYear10	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005
Ariel Focus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%
1-Year	rr_ExpenseExampleYear01	$ 77
3-Year	rr_ExpenseExampleYear03	263
5-Year	rr_ExpenseExampleYear05	466
10-Year	rr_ExpenseExampleYear10	$ 1,051
1-Year	rr_AverageAnnualReturnYear01	7.23%
5-Year	rr_AverageAnnualReturnYear05	9.85%
10-Year	rr_AverageAnnualReturnYear10	6.17%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005
Ariel Focus Fund | return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	6.10%
5-Year	rr_AverageAnnualReturnYear05	8.62%
10-Year	rr_AverageAnnualReturnYear10	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005
Ariel Focus Fund | return after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.69%
5-Year	rr_AverageAnnualReturnYear05	7.51%
10-Year	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005
Ariel Focus Fund | Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.46%
5-Year	rr_AverageAnnualReturnYear05	10.91%
10-Year	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005
Ariel Focus Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	26.29%
5-Year	rr_AverageAnnualReturnYear05	15.69%
10-Year	rr_AverageAnnualReturnYear10	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005

[1]	Ariel Investments, LLC (“Ariel” or the “Adviser”) has contractually agreed to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit the Fund’s total annual fund operating expenses to 1.00% of net assets for the Investor Class and 0.75% of net assets for the Institutional Class through January 31, 2025. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, February 1, 2025.
[2]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.